Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 2,875,972	$ 370,689	$ 1,412,042	$ 2,781,273
Cost of Revenues	2,841,672	374,543	1,884,793	2,925,994
Gross Loss	34,300	(3,854)	(472,751)	(144,721)
Operating Expenses (including stock based compensation expense of $430,084 for the year ended December 31, 2017 and $842,089 for the year ended December 31, 2016)	609,169	668,989	2,227,645	2,643,672
Loss From Operations	(574,869)	(672,843)	(2,700,396)	(2,788,393)
Other Income (Expense)
Other Income	808	170	1,762	415
Gain on Debt Settlement, net			25,524	450,927
Interest Expense	(437,546)	(53,981)	(474,601)	(275,776)
Gain on debt extinguishment		107,081	107,081	0
Change in the fair value of embedded conversion option liability			0	(19,089)
Total Other Income (Expense)	(436,738)	53,270	(340,234)	156,477
Loss Before Tax Expense	(1,011,607)	(619,573)	(3,040,630)	(2,631,916)
Tax Expense			800	1,600
Net Loss	$ (1,011,607)	$ (619,573)	$ (3,041,430)	$ (2,633,516)
Net Loss Per Share- Basic and Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Weighted Average Shares Outstanding- Basic and Diluted	143,489,736	122,413,803	127,470,749	112,469,828